Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Oct. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ocean- going bunkering tankers	Dec. 31, 2013 Ocean- going non-bunkering tankers	Dec. 31, 2013 Floating storage facilities	Dec. 31, 2013 Senior convertible notes	Dec. 31, 2013 In-land waterway bunkering tankers	Dec. 31, 2013 Financial Instruments
Property Plant And Equipment [Line Items]
Accounts receivable before allowances for bad debts	$ 472,543		$ 477,738
Allowances for bad debts	2,622		3,503	1,354
Convertible Senior Notes fair value								91,317
Carrying value net of finance charges		$ 72,696						$ 70,825
Estimated useful life					30 years	25 years	30 years		45 years
Variable interest rate										EURIBOR or LIBOR